Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of periodically issued common stock with certain private and public offerings
The Company has periodically issued common stock in connection with certain private and public offerings. For the six months ended June 30, 2020, the Company received aggregate net proceeds of $2,233 from these offerings:

Date	Shares		Net Proceeds
March 5, 2020	851,240	(1)	$1,030
January 1, 2020 through June 30, 2020	964,102	(2)	1,203
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(1)Shares issued pursuant to a private placement with accredited investors for $1.21 per share.
(2)Shares of common stock sold for various prices in at-the-market offerings from $1.18 to $1.55 per share.

For the year ended December 31, 2019	Shares		Net Proceeds
March 20, 2019	1,267,123	(1)	$1,850
March 19, 2019	78,640	(3)	146
January 15, 2019	32,489	(2)	65
Total	1,378,252		$2,061
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(1)Shares issued pursuant to a private placement with accredited investors for $1.46 per share.
(2)Shares of Common Stock sold for$1.85 per share in an at-the-market offering.
(3)Shares of Common Stock sold for $2.00 per share in an at-the-market offering.

For the year ended December 31, 2018	Shares		Net Proceeds
April 29, 2018	806,452	(1)	$978
April 4 – April 23, 2018	131,225	(2)	176
January 19, 2018	140,295	(3)	296
Total	1,077,972		$1,450
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(1)Shares issued pursuant to a private placement with accredited investors for $1.24 per share.
(2)Shares of Common Stock sold for between $1.25 and $1.38 per share in an at-the-market offering.
(3)Shares of Common Stock sold for $2.11 per share in an at-the-market offering.